Events Subsequent to the Reporting Period (Details) $ in Thousands	1 Months Ended
Jan. 31, 2021 USD ($)
Subsequent Event [Member]
Events Subsequent to the Reporting Period (Details) [Line Items]
Total acquisition consideration	$ 1,630